Others, net (Tables)	12 Months Ended
Dec. 31, 2022
Others, net
Schedule of others non-operating income (expense), net
Others, net consist of the following:

	For the year ended December 31,
	2020	2021	2022

	(RMB in millions)
Gains/(losses) from fair value change of long-term investments	29,483	(7,252)	(4,096)
Government financial incentives	2,545	2,482	2,773
Interest income	2,753	4,213	5,742
Gains/(losses) from acquirements or disposals of business and investment	279	140	(3,558)
Impairment of investments	(208)	(574)	(1,969)
Foreign exchange gains/(losses), net	(90)	42	114
Others	548	359	(561)

Total	35,310	(590)	(1,555)